COMMITMENTS AND CONTINGENCIES - DOLLAR THRIFTY (Details 3) (Dollar Thrifty Automotive Group Inc., USD $)	12 Months Ended		0 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Apr. 04, 2011 Service Agreement	Dec. 31, 2011 Telecommunications contract	Dec. 31, 2011 Software and hardware maintenance agreements	Dec. 31, 2011 Colorado Consumer Protection Act item
Contingencies
Number of class action lawsuits in which the entity is defendant						1
Agreement term			3 years 6 months
Required annual payments
2012			$ 20,000,000	$ 1,200,000	$ 2,100,000
2013			20,000,000		1,500,000
2014			10,000,000
Letters of credit which are primarily used to support insurance programs and airport concession obligations	4,000,000	5,500,000
Guarantees obligations on behalf of franchisees	0
Outstanding vehicle purchase commitments	$ 1,300,000,000
Period of vehicle purchase commitments	12 months